[USAA EAGLE LOGO (R)]  9800 Fredericksburg Road
                       San Antonio, Texas 78288




May, 26, 2006


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     USAA Investment Trust               USAA Tax Exempt Fund, Inc.
        1940 Act File No. 811-4019          1940 Act File No. 811-3333
        Additional Proxy                    Additional Proxy
        Solicitation Materials              Solicitation Materials

        USAA Mutual Fund, Inc.              USAA Mutual Funds Trust
        1940 Act File No.811-2429           1940 Act File No. 811-7852
        Additional Proxy                    Additional Proxy
        Solicitation Materials              Solicitation Materials


Dear Sir or Madam:

          Pursuant to Rule 14a-6(c) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), we enclose for filing on behalf of USAA Investment Trust (the "Trust"), USAA Tax Exempt Fund, Inc. (the "Company"), USAA Mutual Fund, Inc. (the "Company"), and USAA Mutual Funds Trust (the "Trust"), a script to be used to address media inquiries, which potentially could be construed as additional solicitation materials to be used before a proxy statement. The definitive proxy materials, relating to the Special Meeting of Shareholders scheduled to be held on July 19, 2006, was filed with the Securities and Exchange Commission on May 26, 2006.

          The Trusts/Companies represent that they may use these materials beginning immediately. The Trusts/Companies further represent that they intend to begin mailing definitive copies of the proxy materials to shareholders on or about May 26, 2006.

         Should you have any questions with respect to these materials, please call me at (210) 498-4628.

                                        Sincerely,


                                        /S/ JAMES L. LOVE
                                        James L. Love
                                        Executive Director Counsel

cc:  Kirkpatrick & Lockhart, Nicholson Graham LLP
Enclosures